Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel	3 Months Ended				12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel	24
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel	35
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel	50				43
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel	51				48
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel	59
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel	52
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		8.50%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		8.50%	6.60%
Canada GDP growth rate [member] | Events after reporting period [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.10%
Canada GDP growth rate [member] | Below Fourth Quarter 2020 Level
Statement [Line Items]
Average value macroeconomic drivers percentage		0.20%		4.20%
U.S. GDP growth rate [member] | Events after reporting period [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.90%
U.S. GDP growth rate [member] | Below Fourth Quarter 2020 Level
Statement [Line Items]
Average value macroeconomic drivers percentage		0.30%		1.60%
Canadian housing price index [member] | Downside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	(29.60%)
Canadian housing price index [member] | Downside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	4.50%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	4.90%				0.60%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	4.50%				4.50%
Canadian housing price index [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	8.00%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	11.10%